S000069099 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	64 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)	(0.24%)
SMASh SERIES CORE COMPLETION FUND
Prospectus [Line Items]
Average Annual Return, Percent	5.25%	(4.98%)	(4.35%)
Performance Inception Date			Aug. 17, 2020
SMASh SERIES CORE COMPLETION FUND | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	3.08%	(6.79%)	(6.10%)
SMASh SERIES CORE COMPLETION FUND | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	3.08%	(4.43%)	(3.94%)